Long-Term Debt (Schedule Of Long-Term Debt) (Detail) - Entity [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 12,711,544	$ 12,575,294	$ 12,818,693
Total debt	20,486,039	20,326,018	20,484,213
Less: current portion	2,844	3,604	453,734
Total long-term debt	20,483,195	20,322,414	20,030,479
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	6,300,000	7,231,222	8,225,754
Receivables Based Facility Due 2017 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	120,000		247,000
9% Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	1,999,815	1,999,815
Nine Point Zero Percent Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	1,750,000	1,750,000
11.25% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	575,000	575,000
9% Priority Guarantee Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	1,000,000	1,000,000
10.625% Priority Guarantee Notes Due 2023 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	950,000
Other Secured Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	16,729	19,257	21,124
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,678,314	1,661,697	1,404,202
iHeartCommunications Legacy Notes [Member]
Debt Instrument [Line Items]
Total debt	667,900	667,900	1,436,455
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total debt	730,000	730,000
Subsidiary Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes due 2020 [Member]
Debt Instrument [Line Items]
Total debt	2,200,000	2,200,000
Other iHeartCommunications Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	467	1,024	10
Purchase accounting adjustments and original issue discount [Member]
Debt Instrument [Line Items]
Total debt	$ (227,186)	(234,897)	(322,392)
Priority Guarantee Notes [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt		5,324,815	4,324,815
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt			94,304
Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt			127,941
Subsidiary Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 4,925,000	$ 4,925,000